Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Financial Assets:
Tribute warrant	$ 415	$ 204
Other Assets, Fair Value Disclosure	415	204
Available-for-sale securities	3,119	3,119
Financial Liabilities:
Warrant liability	250	292
Gross liability at fair value	250	292
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Other Assets, Fair Value Disclosure	415	204
Financial Liabilities:
Gross liability at fair value	250	292
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Available-for-sale securities	3,119	3,119
Tribute Warrant [Member]
Financial Assets:
Tribute warrant	415	204
Other Assets, Fair Value Disclosure	415	204
Tribute Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Other Assets, Fair Value Disclosure	$ 415	$ 204